Cover	Oct. 18, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	P3 Health Partners Inc. (the “Company”) is filing this Current Report on Form 8-K/A solely to correct a typographical error in the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission on October 19, 2022 (the “Original Form 8-K”). The Original Form 8-K stated that the date of the Company’s hearing with the Nasdaq Hearing Panel is November 3, 2020. The correct date of the hearing is November 3, 2022. The full text of the Original Filing, as amended to include the correct hearing date of November 3, 2022, is included in Item 8.01 below.
Document Period End Date	Oct. 18, 2022
Entity File Number	001-40033
Entity Registrant Name	P3 Health Partners Inc.
Entity Central Index Key	0001832511
Entity Tax Identification Number	85-2992794
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2370 Corporate Circle
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89074
City Area Code	702
Local Phone Number	910-3950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PIII
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50.
Trading Symbol	PIIIW
Security Exchange Name	NASDAQ